Corporate Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
1 / December 2021
Issues
Maturity
Date
Principal
Amount Value
BONDS – 95 .13%
ASSET-BACKED SECURITIES — 0 .30% **
Skyline Aircraft Finance LLC,
Series 2021-1, Class A
3.23% 05/10/37
1,2
$ 42,944 $ 42,944
Total Asset-Backed Securities
(Cost $42,944)
CORPORATES — 85 .62% *
Banking — 11 .57%
Bank of America Corp.
1.73% 07/22/27
3
200,000 198,547
3.00% 12/20/23
3
35,000 35,732
Bank of America Corp.
(MTN)
2.09% 06/14/29
3
110,000 109,413
3.97% 03/05/29
3
20,000 21,941
4.08% 03/20/51
3
20,000 24,069
4.27% 07/23/29
3
15,000 16,754
Credit Suisse Group AG
(Switzerland)
1.31% 02/02/27
3,4,5
30,000 29,014
2.19% 06/05/26
3,4,5
25,000 25,156
2.59% 09/11/25
3,4,5
5,000 5,103
3.09% 05/14/32
3,4,5
10,000 10,183
Discover Bank
(BKNT)
3.45% 07/27/26 25,000 26,473
4.20% 08/08/23 10,000 10,496
DNB Bank ASA
(Norway)
1.13% 09/16/26
3,4,5
50,000 49,002
Fifth Third Bancorp
2.55% 05/05/27 40,000 41,290
HSBC Holdings PLC
(United Kingdom)
2.21% 08/17/29
3,5
120,000 117,818
JPMorgan Chase & Co.
1.58% 04/22/27
3
70,000 69,222
2.07% 06/01/29
3
15,000 14,904
3.11% 04/22/51
3
70,000 72,519
4.01% 04/23/29
3
20,000 22,148
4.02% 12/05/24
3
55,000 58,016
4.20% 07/23/29
3
25,000 27,989
4.49% 03/24/31
3
35,000 40,549
Lloyds Banking Group PLC
(United Kingdom)
1.63% 05/11/27
3,5
10,000 9,842
3.87% 07/09/25
3,5
65,000 68,703
Macquarie Group Ltd.
(Australia)
1.34% 01/12/27
3,4,5
20,000 19,469
1.63% 09/23/27
3,4,5
30,000 29,385
NatWest Group PLC
(United Kingdom)
4.27% 03/22/25
3,5
50,000 52,965
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Banking (continued)
Santander UK Group Holdings PLC
(United Kingdom)
1.09% 03/15/25
3,5
$ 80,000 $ 79,299
3.57% 01/10/23
5
15,000 15,006
State Street Corp.
3.78% 12/03/24
3
5,000 5,266
Truist Financial Corp.
(MTN)
1.89% 06/07/29
3
30,000 29,574
Wells Fargo & Co.
(MTN)
2.16% 02/11/26
3
20,000 20,310
2.39% 06/02/28
3
275,000 279,693
3.58% 05/22/28
3
25,000 26,895
5.01% 04/04/51
3
15,000 20,525
1,683,270
Communications — 11 .66%
AT&T, Inc.
2.55% 12/01/33 70,000 68,542
3.80% 12/01/57 188,000 196,390
Charter Communications Operating LLC/Charter
Communications Operating Capital
2.30% 02/01/32 50,000 47,541
3.75% 02/15/28 45,000 48,247
5.38% 05/01/47 52,000 62,330
5.75% 04/01/48 20,000 25,116
Comcast Corp.
1.50% 02/15/31 85,000 79,807
2.94% 11/01/56
4
23,000 22,261
3.97% 11/01/47 35,000 40,866
4.00% 11/01/49 15,000 17,408
Cox Communications, Inc.
2.60% 06/15/31
4
40,000 39,999
3.15% 08/15/24
4
18,000 18,765
Discovery Communications LLC
3.63% 05/15/30 45,000 48,169
Fox Corp.
3.50% 04/08/30 25,000 26,935
Level 3 Financing, Inc.
3.40% 03/01/27
4
10,000 10,339
3.88% 11/15/29
4
24,000 24,455
Qwest Corp.
7.25% 09/15/25 20,000 23,428
SES GLOBAL Americas Holdings GP
5.30% 03/25/44
4
35,000 40,096
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint
Spectrum Co. III LLC
4.74% 03/20/25
4
81,250 85,110
5.15% 03/20/28
4
15,000 16,560
Tencent Holdings Ltd.
(Cayman Islands)
3.98% 04/11/29
4,5
40,000 43,658
Time Warner Cable LLC
5.50% 09/01/41 33,000 40,090

Corporate Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
December 2021 / 2
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Communications (continued)
T-Mobile USA, Inc.
2.55% 02/15/31 $ 103,000 $ 102,564
3.50% 04/15/25 15,000 15,977
3.75% 04/15/27 25,000 27,087
4.50% 04/15/50 22,000 25,786
Verizon Communications, Inc.
2.36% 03/15/32
4
165,000 162,864
2.55% 03/21/31 107,000 108,187
4.50% 08/10/33 55,000 64,756
ViacomCBS, Inc.
4.20% 05/19/32 20,000 22,593
4.95% 05/19/50 12,000 15,337
Vodafone Group PLC
(United Kingdom)
4.13% 05/30/25
5
21,000 22,724
4.25% 09/17/50
5
41,000 47,718
Walt Disney Co. (The)
3.60% 01/13/51 38,000 43,087
6.20% 12/15/34 8,000 11,188
1,695,980
Consumer Discretionary — 3 .82%
Altria Group, Inc.
3.70% 02/04/51 5,000 4,665
3.88% 09/16/46 11,000 10,686
5.95% 02/14/49 15,000 18,818
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev
Worldwide, Inc.
4.70% 02/01/36 30,000 36,298
Anheuser-Busch InBev Worldwide, Inc.
4.50% 06/01/50 35,000 43,276
4.60% 04/15/48 77,000 94,339
4.75% 01/23/29 30,000 34,949
Bacardi Ltd.
(Bermuda)
4.70% 05/15/28
4,5
75,000 84,895
BAT Capital Corp.
4.39% 08/15/37 45,000 47,495
4.54% 08/15/47 50,000 52,412
Constellation Brands, Inc.
3.75% 05/01/50 35,000 38,335
Hyatt Hotels Corp.
1.80% 10/01/24 45,000 45,081
Imperial Brands Finance PLC
(United Kingdom)
4.25% 07/21/25
4,5
35,000 37,572
Reynolds American, Inc.
5.85% 08/15/45 5,000 6,089
554,910
Electric — 7 .58%
AEP Transmission Co. LLC,
Series M
3.65% 04/01/50 10,000 11,074
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Electric (continued)
AEP Transmission Co. LLC,
Series N
2.75% 08/15/51 $ 50,000 $ 47,945
Alabama Power Co.
5.50% 03/15/41 9,000 11,769
Alliant Energy Finance LLC
1.40% 03/15/26
4
45,000 43,413
Ameren Corp.
3.50% 01/15/31 15,000 16,199
Appalachian Power Co.
4.45% 06/01/45 10,000 11,913
Appalachian Power Co.,
Series X
3.30% 06/01/27 30,000 32,042
Baltimore Gas and Electric Co.
2.90% 06/15/50 50,000 49,965
Black Hills Corp.
4.35% 05/01/33 35,000 39,775
Consolidated Edison Co. of New York, Inc.
3.20% 12/01/51 43,000 43,383
Consolidated Edison Co. of New York, Inc.,
Series 2017
3.88% 06/15/47 10,000 11,006
Duke Energy Carolinas LLC
3.75% 06/01/45 70,000 78,361
3.88% 03/15/46 15,000 17,026
4.00% 09/30/42 10,000 11,513
Evergy, Inc.
2.45% 09/15/24 5,000 5,131
FirstEnergy Transmission LLC
5.45% 07/15/44
4
55,000 69,332
Florida Power & Light Co.
4.13% 02/01/42 115,000 137,565
Interstate Power and Light Co.
2.30% 06/01/30 20,000 19,930
ITC Holdings Corp.
4.05% 07/01/23 10,000 10,360
Metropolitan Edison Co.
4.00% 04/15/25
4
39,000 41,382
4.30% 01/15/29
4
15,000 16,784
MidAmerican Energy Co.
4.25% 05/01/46 10,000 12,214
Narragansett Electric Co. (The)
3.40% 04/09/30
4
10,000 10,665
Northern States Power Co.
4.13% 05/15/44 10,000 11,891
PacifiCorp.
4.13% 01/15/49 60,000 69,448
Public Service Co. of New Mexico
3.85% 08/01/25 45,000 47,975
Southern Co. (The)
3.25% 07/01/26 6,000 6,360
Tucson Electric Power Co.
3.85% 03/15/23 60,000 61,180

Corporate Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
3 / December 2021
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Electric (continued)
Virginia Electric & Power Co.,
Series B
3.80% 09/15/47 $ 20,000 $ 22,698
Virginia Electric and Power Co.
2.95% 11/15/51 25,000 25,362
Vistra Operations Co., LLC
3.55% 07/15/24
4
6,000 6,201
WEC Energy Group, Inc.
2.20% 12/15/28 35,000 35,014
Xcel Energy, Inc.
4.80% 09/15/41 55,000 67,444
1,102,320
Energy — 6 .42%
BP Capital Markets America, Inc.
3.63% 04/06/30 45,000 49,700
ConocoPhillips
2.40% 02/15/31
4
35,000 35,273
Diamondback Energy, Inc.
4.40% 03/24/51 15,000 17,232
Energy Transfer LP
4.20% 04/15/27 37,000 40,177
4.95% 06/15/28 25,000 28,147
5.00% 05/15/50 55,000 63,440
5.40% 10/01/47 6,000 7,088
6.13% 12/15/45 12,000 15,010
EQM Midstream Partners LP
6.50% 07/15/48 8,000 9,741
Exxon Mobil Corp.
3.45% 04/15/51 24,000 26,057
4.33% 03/19/50 17,000 20,925
Hess Corp.
4.30% 04/01/27 33,000 36,161
KeySpan Gas East Corp.
5.82% 04/01/41
4
15,000 19,762
Kinder Morgan Energy Partners LP
5.80% 03/15/35 15,000 18,851
Kinder Morgan Energy Partners LP
(MTN)
6.95% 01/15/38 15,000 20,785
Kinder Morgan, Inc.
(GMTN)
7.80% 08/01/31 15,000 21,327
Lundin Energy Finance BV
(Netherlands)
3.10% 07/15/31
4,5
30,000 30,343
NGPL Pipe Co. LLC
3.25% 07/15/31
4
20,000 20,370
4.88% 08/15/27
4
10,000 11,141
Petroleos Mexicanos
(Mexico)
7.69% 01/23/50
5
40,000 38,679
Phillips 66 Partners LP
4.90% 10/01/46 10,000 12,236
Plains All American Pipeline LP/PAA Finance Corp.
3.80% 09/15/30 15,000 15,682
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Energy (continued)
4.50% 12/15/26 $ 44,000 $ 48,318
Rockies Express Pipeline LLC
3.60% 05/15/25
4
30,000 30,932
6.88% 04/15/40
4
17,000 19,260
Ruby Pipeline LLC
8.00% 04/01/22
1,2,4
5,758 5,405
Sabine Pass Liquefaction LLC
4.20% 03/15/28 3,000 3,296
Shell International Finance BV
(Netherlands)
2.38% 11/07/29
5
25,000 25,543
2.88% 11/26/41
5
10,000 10,052
3.13% 11/07/49
5
20,000 20,736
4.38% 05/11/45
5
10,000 12,288
Southern Co. Gas Capital Corp.
2.45% 10/01/23 13,000 13,289
4.40% 06/01/43 10,000 11,427
5.88% 03/15/41 30,000 41,146
Southern Natural Gas Co. LLC
4.80% 03/15/47
4
15,000 18,042
TC PipeLines LP
3.90% 05/25/27 15,000 16,455
4.38% 03/13/25 30,000 32,326
Texas Eastern Transmission LP
2.80% 10/15/22
4
40,000 40,439
TransCanada PipeLines Ltd.
(Canada)
5.00% 10/16/43
5
15,000 18,788
Williams Cos., Inc. (The)
3.90% 01/15/25 8,000 8,507
934,376
Finance — 8 .40%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
(Ireland)
3.00% 10/29/28
5
15,000 15,230
3.65% 07/21/27
5
25,000 26,366
3.88% 01/23/28
5
4,000 4,252
Air Lease Corp.
3.63% 12/01/27 19,000 20,068
4.25% 09/15/24 20,000 21,263
Avolon Holdings Funding Ltd.
(Cayman Islands)
2.53% 11/18/27
4,5
3,000 2,916
2.88% 02/15/25
4,5
25,000 25,554
Capital One Financial Corp.
1.34% 12/06/24
3
35,000 35,224
Citigroup, Inc.
1.46% 06/09/27
3
15,000 14,738
2.57% 06/03/31
3
100,000 100,974
2.88% 07/24/23
3
50,000 50,583
3.52% 10/27/28
3
30,000 32,205
3.67% 07/24/28
3
25,000 26,998
Ford Motor Credit Co. LLC
3.34% 03/28/22 54,000 54,205
4.25% 09/20/22 19,000 19,367

Corporate Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
December 2021 / 4
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Finance (continued)
Goldman Sachs Group, Inc. (The)
1.43% 03/09/27
3
$ 15,000 $ 14,698
1.54% 09/10/27
3
20,000 19,618
1.95% 10/21/27
3
20,000 19,940
2.60% 02/07/30 100,000 101,754
2.91% 07/24/23
3
35,000 35,390
3.27% 09/29/25
3
30,000 31,443
3.50% 11/16/26 5,000 5,331
Intercontinental Exchange, Inc.
1.85% 09/15/32 50,000 48,007
LSEGA Financing PLC
(United Kingdom)
2.00% 04/06/28
4,5
45,000 44,452
Morgan Stanley
0.99% 12/10/26
3
70,000 67,940
1.59% 05/04/27
3
30,000 29,705
Morgan Stanley
(GMTN)
1.51% 07/20/27
3
85,000 83,689
3.70% 10/23/24 5,000 5,328
3.77% 01/24/29
3
25,000 27,202
Morgan Stanley
(MTN)
1.16% 10/21/25
3
15,000 14,880
Morgan Stanley,
Series F
3.88% 04/29/24 20,000 21,214
Nationwide Building Society
(United Kingdom)
3.62% 04/26/23
3,4,5
10,000 10,082
3.77% 03/08/24
3,4,5
65,000 66,968
4.36% 08/01/24
3,4,5
15,000 15,715
Park Aerospace Holdings Ltd.
(Cayman Islands)
5.50% 02/15/24
4,5
2,000 2,146
Pipeline Funding Co. LLC
7.50% 01/15/30
4
26,694 33,517
Raymond James Financial, Inc.
3.75% 04/01/51 40,000 44,338
4.65% 04/01/30 25,000 28,995
1,222,295
Food — 0 .69%
Kraft Heinz Foods Co.
3.75% 04/01/30 5,000 5,410
4.63% 10/01/39 10,000 11,757
5.00% 07/15/35 10,000 12,273
Pilgrim's Pride Corp.
3.50% 03/01/32
4
35,000 35,530
Smithfield Foods, Inc.
2.63% 09/13/31
4
30,000 29,207
5.20% 04/01/29
4
5,000 5,716
99,893
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Health Care — 12 .20%
AbbVie, Inc.
4.05% 11/21/39 $ 20,000 $ 22,962
4.40% 11/06/42 45,000 54,067
4.50% 05/14/35 13,000 15,576
4.55% 03/15/35 20,000 24,084
Amgen, Inc.
3.15% 02/21/40 45,000 46,107
4.40% 05/01/45 15,000 17,943
Anthem, Inc.
3.60% 03/15/51 20,000 22,300
3.70% 09/15/49 15,000 16,828
Ascension Health,
Series B
2.53% 11/15/29 10,000 10,389
AstraZeneca PLC
(United Kingdom)
3.38% 11/16/25
5
10,000 10,742
Barnabas Health, Inc.,
Series 2012
4.00% 07/01/28 5,000 5,509
Baxter International, Inc.
3.95% 04/01/30 10,000 11,144
Bayer U.S. Finance II LLC
3.88% 12/15/23
4
5,000 5,227
4.38% 12/15/28
4
25,000 27,948
4.88% 06/25/48
4
30,000 36,960
Becton Dickinson and Co.
3.79% 05/20/50 30,000 33,756
4.67% 06/06/47 5,000 6,337
Centene Corp.
3.00% 10/15/30 21,000 21,383
Children's Hospital Medical Center
2.82% 11/15/50 20,000 20,248
Cigna Corp.
3.40% 03/15/51 5,000 5,270
3.88% 10/15/47 33,000 36,941
4.38% 10/15/28 25,000 28,432
City of Hope,
Series 2013
5.62% 11/15/43 15,000 21,255
City of Hope,
Series 2018
4.38% 08/15/48 10,000 12,526
CommonSpirit Health
2.78% 10/01/30 35,000 35,915
3.91% 10/01/50 10,000 11,156
CVS Health Corp.
3.25% 08/15/29 60,000 64,036
5.05% 03/25/48 68,000 89,028
Danaher Corp.
2.80% 12/10/51 30,000 29,704
DENTSPLY SIRONA, Inc.
3.25% 06/01/30 45,000 47,582
Elanco Animal Health, Inc.
5.90% 08/28/28 5,000 5,807

Corporate Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
5 / December 2021
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Health Care (continued)
Fresenius Medical Care U.S. Finance II, Inc.
5.88% 01/31/22
4
$ 50,000 $ 50,179
Hackensack Meridian Health, Inc.,
Series 2020
2.88% 09/01/50 30,000 30,237
HCA, Inc.
2.38% 07/15/31 5,000 4,926
5.00% 03/15/24 29,000 31,206
5.25% 06/15/49 50,000 64,337
Humana, Inc.
3.95% 03/15/27 25,000 27,343
Illumina, Inc.
2.55% 03/23/31 35,000 35,120
Johnson & Johnson
4.50% 09/01/40 35,000 44,363
Kaiser Foundation Hospitals
3.15% 05/01/27 10,000 10,654
Mass General Brigham, Inc.,
Series 2020
3.34% 07/01/60 10,000 10,959
Mayo Clinic,
Series 2013
4.00% 11/15/47 25,000 30,571
Memorial Sloan-Kettering Cancer Center
4.13% 07/01/52 5,000 6,316
Merck & Co., Inc.
2.15% 12/10/31 50,000 50,163
NYU Langone Hospitals,
Series 2020
3.38% 07/01/55 15,000 15,523
OhioHealth Corp.,
Series 2020
3.04% 11/15/50 15,000 15,748
PerkinElmer, Inc.
2.25% 09/15/31 20,000 19,511
2.55% 03/15/31 35,000 35,319
Pfizer, Inc.
4.10% 09/15/38 10,000 11,921
Providence St. Joseph Health Obligated Group,
Series H
2.75% 10/01/26 10,000 10,493
Regeneron Pharmaceuticals, Inc.
1.75% 09/15/30 70,000 66,288
Royalty Pharma PLC
(United Kingdom)
0.75% 09/02/23
5
25,000 24,786
1.75% 09/02/27
5
45,000 43,838
Sharp HealthCare,
Series 20B
2.68% 08/01/50 50,000 49,123
Smith & Nephew PLC
(United Kingdom)
2.03% 10/14/30
5
30,000 29,006
STERIS Irish FinCo UnLtd Co.
(Ireland)
2.70% 03/15/31
5
30,000 30,299
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Health Care (continued)
Thermo Fisher Scientific, Inc.
2.00% 10/15/31 $ 45,000 $ 44,394
UnitedHealth Group, Inc.
3.25% 05/15/51 60,000 65,059
3.70% 08/15/49 10,000 11,582
4.25% 04/15/47 15,000 18,404
Universal Health Services, Inc.
1.65% 09/01/26
4
40,000 39,361
Viatris, Inc.
1.13% 06/22/22 15,000 15,033
West Virginia United Health System Obligated Group,
Series 2020
3.13% 06/01/50 35,000 35,101
1,774,325
Industrials — 2 .67%
Amcor Finance USA, Inc.
3.63% 04/28/26 10,000 10,669
Amcor Flexibles North America, Inc.
2.63% 06/19/30 5,000 5,064
BAE Systems Holdings, Inc.
3.85% 12/15/25
4
20,000 21,456
BAE Systems PLC
(United Kingdom)
3.40% 04/15/30
4,5
30,000 32,055
Berry Global, Inc.
0.95% 02/15/24 15,000 14,868
1.57% 01/15/26 28,000 27,422
Boeing Co. (The)
1.43% 02/04/24 35,000 34,978
CCL Industries, Inc.
(Canada)
3.05% 06/01/30
4,5
25,000 25,889
General Electric Co.
(MTN)
(LIBOR USD 3-Month plus 0.38%)
0.52% 05/05/26
6
10,000 9,805
L3Harris Technologies, Inc.
3.85% 06/15/23 40,000 41,529
Northrop Grumman Corp.
5.15% 05/01/40 28,000 36,403
Sealed Air Corp.
1.57% 10/15/26
4
20,000 19,416
Sonoco Products Co.
3.13% 05/01/30 10,000 10,468
Sydney Airport Finance Co. Pty Ltd.
(Australia)
3.63% 04/28/26
4,5
5,000 5,299
3.90% 03/22/23
4,5
50,000 51,642
Trane Technologies Luxembourg Finance SA
(Luxembourg)
3.55% 11/01/24
5
5,000 5,293
WRKCo, Inc.
3.00% 09/15/24 30,000 31,291
3.00% 06/15/33 5,000 5,165
388,712

Corporate Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
December 2021 / 6
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Information Technology — 4 .70%
Amazon.com, Inc.
2.50% 06/03/50 $ 67,000 $ 63,972
3.10% 05/12/51 7,000 7,486
4.05% 08/22/47 6,000 7,292
Analog Devices, Inc.
2.95% 10/01/51 35,000 35,996
Apple, Inc.
2.38% 02/08/41 25,000 24,285
2.65% 02/08/51 31,000 30,523
2.70% 08/05/51 70,000 69,634
Broadcom, Inc.
2.60% 02/15/33
4
30,000 29,131
3.14% 11/15/35
4
25,000 25,360
3.63% 10/15/24 15,000 15,876
CDW LLC/CDW Finance Corp.
3.28% 12/01/28 25,000 25,653
Fiserv, Inc.
2.65% 06/01/30 15,000 15,238
Intel Corp.
3.05% 08/12/51 35,000 35,924
3.25% 11/15/49 15,000 15,873
Micron Technology, Inc.
2.70% 04/15/32 25,000 25,114
Netflix, Inc.
3.63% 06/15/25
4
30,000 31,646
NVIDIA Corp.
3.50% 04/01/50 20,000 22,854
NXP BV/NXP Funding LLC
(Netherlands)
4.63% 06/01/23
4,5
10,000 10,474
Oracle Corp.
3.60% 04/01/50 60,000 58,862
3.95% 03/25/51 45,000 46,850
salesforce.com, Inc.
2.90% 07/15/51 30,000 30,676
Skyworks Solutions, Inc.
0.90% 06/01/23 25,000 24,878
VMware, Inc.
1.00% 08/15/24 30,000 29,743
683,340
Insurance — 5 .38%
Allstate Corp. (The)
3.85% 08/10/49 20,000 23,425
Aon Corp.
2.80% 05/15/30 25,000 25,795
3.75% 05/02/29 5,000 5,486
Aon Corp./Aon Global Holdings PLC
2.05% 08/23/31 10,000 9,733
Arthur J Gallagher & Co.
3.05% 03/09/52 20,000 19,439
Athene Global Funding
1.61% 06/29/26
4
15,000 14,742
1.99% 08/19/28
4
10,000 9,740
(SOFR Rate plus 0.70%)
0.75% 05/24/24
4,6
30,000 30,055
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Insurance (continued)
Berkshire Hathaway Finance Corp.
2.85% 10/15/50 $ 35,000 $ 34,804
4.20% 08/15/48 20,000 24,329
Equitable Financial Life Global Funding
1.80% 03/08/28
4
20,000 19,687
Farmers Exchange Capital II
6.15% 11/01/53
3,4
10,000 12,659
Farmers Insurance Exchange
4.75% 11/01/57
3,4
55,000 63,032
Guardian Life Insurance Co. of America (The)
3.70% 01/22/70
4
45,000 49,375
Marsh & McLennan Cos., Inc.
2.25% 11/15/30 10,000 9,991
2.38% 12/15/31 20,000 20,195
Massachusetts Mutual Life Insurance Co.
3.38% 04/15/50
4
37,000 39,129
MMI Capital Trust I,
Series B
7.63% 12/15/27 25,000 31,386
Nationwide Mutual Insurance Co.
2.49% 12/15/24
3,4
45,000 45,055
New York Life Insurance Co.
3.75% 05/15/50
4
65,000 74,167
Northwestern Mutual Life Insurance Co. (The)
3.45% 03/30/51
4
39,000 41,839
Principal Life Global Funding II
0.75% 04/12/24
4
25,000 24,800
Teachers Insurance & Annuity Association of America
3.30% 05/15/50
4
15,000 15,685
4.38% 09/15/54
3,4
65,000 67,248
Travelers Cos., Inc. (The)
4.05% 03/07/48 10,000 12,213
Trinity Acquisition PLC
(United Kingdom)
4.40% 03/15/26
5
20,000 21,920
Willis North America, Inc.
2.95% 09/15/29 35,000 35,867
781,796
Materials — 0 .74%
Georgia-Pacific LLC
2.30% 04/30/30
4
15,000 15,100
3.60% 03/01/25
4
20,000 21,218
International Flavors & Fragrances, Inc.
1.23% 10/01/25
4
5,000 4,900
2.30% 11/01/30
4
15,000 14,720
5.00% 09/26/48 25,000 32,215
Sherwin-Williams Co. (The)
2.30% 05/15/30 20,000 20,066
108,219
Real Estate Investment Trust (REIT) — 5 .83%
Alexandria Real Estate Equities, Inc.
4.50% 07/30/29 11,000 12,670
American Assets Trust LP
3.38% 02/01/31 30,000 30,786

Corporate Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
7 / December 2021
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
American Campus Communities Operating Partnership LP
3.30% 07/15/26 $ 10,000 $ 10,547
3.63% 11/15/27 35,000 37,387
3.75% 04/15/23 25,000 25,683
3.88% 01/30/31 10,000 11,079
American Homes 4 Rent LP
2.38% 07/15/31 15,000 14,765
Boston Properties LP
2.55% 04/01/32 10,000 9,954
3.25% 01/30/31 5,000 5,240
3.40% 06/21/29 5,000 5,312
Crown Castle International Corp.
3.30% 07/01/30 50,000 52,800
CubeSmart LP
2.25% 12/15/28 20,000 20,077
4.38% 02/15/29 5,000 5,660
CyrusOne LP/CyrusOne Finance Corp.
2.90% 11/15/24 5,000 5,166
3.45% 11/15/29 55,000 59,747
Essex Portfolio LP
2.65% 03/15/32 5,000 5,038
GLP Capital LP/GLP Financing II, Inc.
3.35% 09/01/24 5,000 5,202
4.00% 01/15/30 65,000 69,098
Healthcare Realty Trust, Inc.
2.40% 03/15/30 25,000 24,923
Healthcare Trust of America Holdings LP
3.75% 07/01/27 65,000 70,582
Healthpeak Properties, Inc.
4.00% 06/01/25 35,000 37,689
Hudson Pacific Properties LP
3.95% 11/01/27 50,000 53,619
Invitation Homes Operating Partnership LP
2.30% 11/15/28 30,000 29,707
Kilroy Realty LP
2.50% 11/15/32 15,000 14,614
3.45% 12/15/24 10,000 10,493
Life Storage LP
2.20% 10/15/30 40,000 39,362
LXP Industrial Trust
2.38% 10/01/31 5,000 4,798
2.70% 09/15/30 45,000 44,644
MGM Growth Properties Operating Partnership LP/MGP
Finance Co.-Issuer, Inc.
4.63% 06/15/25
4
28,000 29,912
Mid-America Apartments LP
1.70% 02/15/31 10,000 9,555
Piedmont Operating Partnership LP
2.75% 04/01/32 15,000 14,736
SL Green Operating Partnership LP
3.25% 10/15/22 45,000 45,705
UDR, Inc.
(MTN)
4.40% 01/26/29 5,000 5,642
Ventas Realty LP
3.00% 01/15/30 15,000 15,498
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
4.13% 01/15/26 $ 10,000 $ 10,892
848,582
Retail — 0 .70%
7-Eleven, Inc.
0.80% 02/10/24
4
35,000 34,617
Alimentation Couche-Tard, Inc.
(Canada)
3.80% 01/25/50
4,5
45,000 48,767
McDonald's Corp.
(MTN)
4.20% 04/01/50 15,000 18,219
101,603
Services — 1 .53%
Global Payments, Inc.
1.50% 11/15/24 35,000 35,021
IHS Markit Ltd.
(Bermuda)
4.00% 03/01/26
4,5
50,000 54,166
4.75% 08/01/28
5
15,000 17,440
5.00% 11/01/22
4,5
5,000 5,163
Moody's Corp.
2.75% 08/19/41 20,000 19,534
Northwestern University
3.69% 12/01/38 10,000 11,962
RELX Capital, Inc.
4.00% 03/18/29 35,000 38,856
University of Southern California
2.81% 10/01/50 10,000 10,149
Waste Connections, Inc.
(Canada)
2.60% 02/01/30
5
5,000 5,107
3.05% 04/01/50
5
20,000 19,958
William Marsh Rice University
2.60% 05/15/50 5,000 4,865
222,221
Transportation — 1 .65%
Burlington Northern Santa Fe LLC
3.30% 09/15/51 20,000 21,799
4.40% 03/15/42 18,000 21,979
Canadian Pacific Railway Co.
(Canada)
2.45% 12/02/31
5
35,000 35,638
Delta Air Lines Pass-Through Trust,
Series 2020-1, Class AA
2.00% 06/10/28 22,758 22,402
JetBlue Airways Pass-Through Trust,
Series 1A
4.00% 11/15/32 28,037 30,205
JetBlue Airways Pass-Through Trust,
Series 2019-1, Class AA
2.75% 05/15/32 13,720 13,882
U.S. Airways Pass-Through Trust,
Series 2011-1, Class A
7.13% 10/22/23 20,595 21,735

Corporate Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
December 2021 / 8
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Transportation (continued)
U.S. Airways Pass-Through Trust,
Series 2012-1, Class A
5.90% 10/01/24 $ 13,664 $ 14,351
Union Pacific Corp.
2.95% 03/10/52 20,000 20,354
3.84% 03/20/60 25,000 29,530
United Airlines Pass-Through Trust,
Series 2016-2, Class AA
2.88% 10/07/28 7,886 8,041
239,916
Water — 0 .08%
American Water Capital Corp.
3.45% 05/01/50 11,000 11,841
Total Corporates
(Cost $12,392,674) 12,453,599
FOREIGN GOVERNMENT OBLIGATIONS — 1 .51%
Foreign Government Obligations — 1 .51%
Canadian When Issued Government Bond (WI)
(Canada)
0.25% 11/01/23
5
140,000 109,942
0.75% 02/01/24
5
140,000 110,228
Total Foreign Government Obligations
(Cost $221,862) 220,170
MORTGAGE-BACKED — 0 .70% **
Non-Agency Commercial Mortgage-Backed — 0 .33%
Commercial Mortgage Trust,
Series 2013-CR7, Class XA (IO)
1.17% 03/10/46
3
308,692 3,329
Commercial Mortgage Trust,
Series 2014-UBS5, Class XA (IO)
0.85% 09/10/47
1,2,3
601,287 11,091
Commercial Mortgage Trust,
Series 2014-UBS6, Class XA (IO)
0.86% 12/10/47
3
446,441 9,338
GS Mortgage Securities Trust,
Series 2010-C1, Class X (IO)
0.73% 08/10/43
3,4
2,468,241 18,523
GS Mortgage Securities Trust,
Series 2011-GC3, Class X (IO)
0.00% 03/10/44
3,4
107,036 1
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2012-C5, Class XA (IO)
1.34% 08/15/45
3,4
208,002 513
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2012-C6, Class XA (IO)
1.58% 11/15/45
1,2,3,4
137,668 516
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C3, Class XB (IO)
0.21% 08/10/49
1,2,3,4
2,200,000 3,719
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
WF-RBS Commercial Mortgage Trust,
Series 2012-C7, Class XA (IO)
1.28% 06/15/45
3,4
$ 546,976 $ 1,371
48,401
U.S. Agency Commercial Mortgage-Backed — 0 .26%
Fannie Mae-Aces,
Series 2015-M4, Class X2 (IO)
0.73% 07/25/22
3
138,566 24
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K723, Class X1 (IO)
0.91% 08/25/23
3
812,432 9,691
Ginnie Mae,
Series 2009-111, Class IO (IO)
0.19% 09/16/51
3
521,073 26,162
Ginnie Mae,
Series 2011-53, Class IO (IO)
0.00% 05/16/51
3
834,789 26
Ginnie Mae,
Series 2012-144, Class IO (IO)
0.35% 01/16/53
3
163,476 1,858
37,761
U.S. Agency Mortgage-Backed — 0 .11%
Fannie Mae REMICS,
Series 2011-116, Class SA (IO)
(-1.00 X LIBOR USD 1-Month plus 6.00%, 6.00% Cap)
5.90% 11/25/41
6
31,695 4,010
Fannie Mae REMICS,
Series 2012-128, Class UA
2.50% 06/25/42 12,255 12,336
16,346
Total Mortgage-Backed
(Cost $247,753) 102,508
MUNICIPAL BONDS — 2 .58% *
California — 1 .12%
California State University Revenue Bonds, University &
College Improvements, Series B
2.37% 11/01/35 35,000 34,037
City of San Francisco Public Utilities Commission Water
Revenue Bonds, Series E
2.83% 11/01/41 25,000 24,661
Los Angeles Department of Airports Revenue Bonds, Port,
Airport and Marina Improvements, Series A
3.89% 05/15/38 15,000 16,885
Los Angeles Department of Water & Power Water System
Revenue Bonds, Water Utility Improvements, Series SY
6.01% 07/01/39 5,000 6,635
Los Angeles Unified School District General Obligation
Bonds, School Improvements, Series KR
5.75% 07/01/34 30,000 39,083
5.76% 07/01/29 10,000 12,070

Corporate Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
9 / December 2021
Issues
Maturity
Date
Principal
Amount Value
MUNICIPAL BONDS (continued)
California (continued)
Los Angeles Unified School District General Obligation
Bonds, School Improvements, Series RY
6.76% 07/01/34 $ 5,000 $ 6,969
Regents of the University of California Medical Center
Pooled Revenue Bonds, Health, Hospital and Nursing Home
Improvements, Series N
3.26% 05/15/60 5,000 5,463
Santa Clara Valley Transportation Authority Revenue Bonds,
Transit Improvements
5.88% 04/01/32 10,000 12,010
University of California, Taxable, College & University,
Revenue Bonds, University & College Improvements, Series
AJ
4.60% 05/15/31 5,000 5,824
163,637
Florida — 0 .11%
County of Miami-Dade Aviation Revenue Bonds, Airport and
Marina Improvements, Series D
3.50% 10/01/31 15,000 15,816
Massachusetts — 0 .14%
Massachusetts School Building Authority Revenue Bonds,
Series A
2.50% 02/15/37 10,000 9,733
Massachusetts School Building Authority Revenue Bonds,
Series B
2.97% 10/15/32 10,000 10,474
20,207
New York — 1 .10%
City of New York General Obligation Bonds, Series D
1.92% 08/01/31 25,000 24,510
Metropolitan Transportation Authority Revenue Bonds,
Transit Improvements, Series C2
5.18% 11/15/49 5,000 6,825
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements
3.73% 08/01/29 5,000 5,488
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements, Series E
1.97% 02/01/33 20,000 19,120
New York City Transitional Finance Authority Future
Tax Secured Revenue Bonds, Taxable Bonds, Public
Improvements
3.96% 08/01/32 30,000 33,110
New York State Dormitory Authority Revenue Bonds, Series
C
1.95% 03/15/29 50,000 50,289
New York State Urban Development Corp. Revenue Bonds,
Transit Improvements, Series B
2.59% 03/15/35 20,000 19,936
159,278
Issues
Maturity
Date
Principal
Amount Value
MUNICIPAL BONDS (continued)
Ohio — 0 .11%
Ohio, Taxable Revenue Bonds, Advanced Refunding,
Cleveland Clinic
2.89% 01/01/32 $ 15,000 $ 15,772
Total Municipal Bonds
(Cost $376,021) 374,710
U.S. TREASURY SECURITIES — 4 .42%
U.S. Treasury Bonds — 0 .39%
U.S. Treasury Bonds
1.88% 11/15/51 57,000 56,563
U.S. Treasury Notes — 4 .03%
U.S. Treasury Notes
0.50% 11/30/23 67,000 66,750
0.75% 12/31/23 2,000 2,001
1.25% 11/30/26 159,000 159,000
1.25% 12/31/26 65,000 64,984
1.38% 11/15/31 298,000 294,322
587,057
Total U.S. Treasury Securities
(Cost $643,664) 643,620
Total Bonds — 95 .13%
(Cost $13,924,918)
13,837,551
Issues
Maturity
Date
Principal
Amount / Shares Value
SHORT-TERM INVESTMENTS — 3 .65%
Money Market Funds — 2 .28%
Dreyfus Government Cash Management Fund
0.03%
7
295,000 295,000
Fidelity Investments Money Market Funds - Government
Portfolio
0.01%
7
36,637 36,637
331,637
U.S. Treasury Bills — 1 .37%
U.S. Treasury Bills
0.18%
8
06/23/22 200,000 199,830
Total Short-Term Investments
(Cost $531,469) 531,467
Total Investments - 98.78%
(Cost $14,456,387) 14,369,018
Cash and Other Assets, Less Liabilities - 1.22% 177,046
Net Assets - 100.00% $ 14,546,064
1
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
2
Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $63,675, which is 0.44% of total net assets.

Corporate Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
December 2021 / 10
3
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
4
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
5
Foreign denominated security issued by foreign domiciled entity.
6
Floating rate security. The rate disclosed was in effect at December 31, 2021.
7
Represents the current yield as of December 31, 2021.
8
Represents annualized yield at date of purchase.
*
Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**
Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.
Note: For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.
(BKNT): Bank Note
(CAD): Canadian Dollar
(GMTN): Global Medium-Term Note
(IO): Interest Only
(LIBOR): London InterBank Offer Rate
(MTN): Medium-Term Note
(SOFR): Secured Overnight Financing Rate
(USD): U.S. Dollar
(WI): When Issued
Currency to
be Purchased
Currency to
be Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
FOREIGN CURRENCY EXCHANGE CONTRACT
CAD 275,000 USD 214,492 Citigroup Global Markets Inc. 01/07/22 $ 3,216
USD 222,593 CAD 275,000 Citigroup Global Markets Inc. 01/07/22 4,885
8,101
USD 214,422 CAD 275,000 Citigroup Global Markets Inc. 04/08/22 (3,215)
NET UNREALIZED APPRECIATION $ 4,886
Description
Number of
Contracts Expiration Date Notional Amount Value
Unrealized
Appreciation
(Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Two-Year Note 5 03/31/22 $ 1,090,859 $ (1,182) $ (1,182)
U.S. Treasury Five-Year Note 2 03/31/22 241,953 935 935
1,332,812 (247) (247)
FUTURES CONTRACTS: SHORT POSITIONS
U.S. Treasury Ten-Year Ultra Bond 6 03/22/22 (878,625) (10,978) (10,978)
TOTAL FUTURES CONTRACTS $ 454,187 $ (11,225) $ (11,225)
Received by the Fund Paid by the Fund
Description
Put/
Call
Maturity
Date Rate Frequency Rate Frequency
Notional
Amount
(000's) Value
Premiums
Paid
Unrealized
Appreciation
(Depreciation)
SWAPS: INTEREST RATE
Interest Rate
Swap
1
Call 12/07/25 1.69% Semi-annually
3-month USD
LIBOR Quarterly $ 420 $ 263 $ — $ 263
Interest Rate
Swap
1
Call 12/07/53
3-month USD
LIBOR Quarterly 1.74% Semi-annually 35 373 — 373
Interest Rate
Swap
1
Call 09/28/25 1.39% Semi-annually
3-month USD
LIBOR Quarterly 1,130 (5,622) — (5,622)
Interest Rate
Swap
1
Call 09/28/53
3-month USD
LIBOR Quarterly 1.87% Semi-annually 95 (1,748) — (1,748)
TOTAL SWAPS CONTRACTS $ 1,680 $ (6,734) $ — $ (6,734)

Corporate Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
11 / December 2021
SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund:
Net Asset Value
The Net Asset Value (“NAV”) of each class of the Fund is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the class of the Fund on each business day as of 4 p.m. ET.
Security Valuation
Fixed income securities for which market quotations are readily available are valued at prices as provided by independent pricing vendors or broker quotes. The Fund receives pricing information from independent pricing vendors approved by the Board of
Trustees (the “Board” or the “Board of Trustees”). Securities with a demand feature exercisable within one to seven days are valued at par. The Fund also uses a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source.
For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (e.g., U.S. Treasury
Note) or benchmark (e.g., LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P 500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the Chicago
Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange on which those securities are traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and ask prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Equity options are valued at the average of the bid and ask prices. Securities and other assets that cannot be valued as described above will be valued at their fair value as determined by the Adviser under guidelines established by and under the general supervision and responsibility of the Board.
Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported NAV of such investments.
Fair value methods approved by the Board of Trustees include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influence the market in which the investments are purchased and sold. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the
Pricing Committee of the Board, generally based upon recommendations provided by the Adviser. When the Fund uses these fair valuation methods applied by the Adviser that use significant unobservable inputs to determine NAV, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflect fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of its NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.
Fair Value Measurements
Various inputs are used in determining the fair value of investments, which are as follows:
* Level 1 - unadjusted quoted prices in active markets for identical securities
* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
* Level 3 - significant unobservable inputs that are not corroborated by observable market data

Corporate Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
December 2021 / 12
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3.
In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The summary of inputs used to value the Fund’s investments and other financial instruments carried at fair value as of December
31, 2021 is as follows:
CORPORATE BOND FUND
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Investments in Securities
Assets:
Short-Term Investments:
Money Market Funds $ 331,637 $ — $ — $ 331,637
U.S. Treasury Bills 199,830 — — 199,830
Long-Term Investments:
Asset-Backed Securities — — 42,944 42,944
Corporates — 12,448,194 5,405 12,453,599
Foreign Government Obligations — 220,170 — 220,170
Mortgage-Backed Securities — 87,182 15,326 102,508
Municipal Bonds — 374,710 — 374,710
U.S. Treasury Securities 643,620 — — 643,620
Other Financial Instruments
*
Assets:
Foreign currency exchange contracts — 8,101 — 8,101
Interest rate contracts 935 636 — 1,571
Liabilities:
Foreign currency exchange contracts — (3,215) — (3,215)
Interest rate contracts (12,160) (7,370) — (19,530)
Total $ 1,163,862 $ 13,128,408 $ 63,675 $ 14,355,945
*Other financial instruments include foreign currency exchange contracts, futures and swaps. Interest rate contracts include futures and swaps.

Corporate Bond Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
13 / December 2021
Certain securities held by the Funds are categorized as Level 3 investments. Their prices may be derived by utilizing unobservable prior transaction values or information from third party valuation services. The value of Level 3 investments could be significantly affected by changes in these unobservable inputs.
For the period ended December 31, 2021 a reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of
Level 3 investments for which significant unobservable inputs were used in determining fair value:
CORPORATE BOND
FUND
ASSET-BACKED
SECURITIES CORPORATES
MORTGAGE-
BACKED
SECURITIES
Balance as of
April 1, 2021 $ 44,118 $ 5,267 $ 25,014
Accrued discounts/premiums — (39) (1,503)
Realized (loss) — (5) —
Change in unrealized appreciation (depreciation)* 679 712 (8,185)
Purchases — — —
Sales (1,853) (530) —
Transfers into Level 3** — — —
Transfers out of Level 3** — — —
Balance as of
December 31, 2021
$ 42,944 $ 5,405 $ 15,326
*The change in unrealized appreciation (depreciation) on securities still held at December 31, 2021 was $(6,793) and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.
**There were no transfers between level 2 and 3 for the period ended December 31, 2021.
Significant unobservable valuations inputs for Level 3 investments as of December 31, 2021, are as follows:
CORPORATE BOND FUND
FAIR VALUE AT
12/31/21
VALUATION
TECHNIQUE *
UNOBSERVABLE
INPUT RANGE
WEIGHTED
AVERAGE
Asset-Backed Securities $42,944 Broker Quote Offered Quote $100.00 $100.00
Corporate Securities $5,405 Third-Party Vendor Vendor Prices $93.88 $93.88
Mortgage-Backed Securities-Commercial
Mortgage-Backed $15,326 Third-Party Vendor Vendor Prices $0.17 - $1.84 $1.39
* The valuation technique employed on the Level 3 securities involves the use of vendor prices, broker quotes and benchmark pricing. The Adviser monitors the third-party brokers and vendors using the valuation process.